Acquisition (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 18, 2019 CNY (¥)	Mar. 21, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) business	Dec. 31, 2017 CNY (¥) business
Number of Businesses Acquired | business					0	0
Impairment of goodwill				¥ 0	¥ 0	¥ 0
Licensing Agreements [Member]
Identifiable intangible assets acquired, estimated useful life			17 years	17 years
Ganzhou Micro Finance [Member]
Equity interest (as a percent)		100.00%
Cash consideration		¥ 230,000	$ 33,037	¥ 230,000
Ganzhou Micro Finance [Member] | Licensing Agreements [Member]
Identifiable intangible assets acquired, estimated useful life		17 years
Jimu Micro Finance [Member]
Cash consideration		¥ 230,000
Revenue from acquisition				21,846
Net income arising from acquisition				1,323
FT Synergy [Member]
Equity interest (as a percent)	100.00%
Business Acquisition Aggregate Purchase Price	¥ 16,191
Impairment of goodwill				¥ 0
FT Synergy [Member] | Measurement Input, Long-term Revenue Growth Rate
Percentage of Impairment Test for Goodwill Assumptions			3.00%	3.00%
FT Synergy [Member] | Measurement Input, Long-term Revenue Growth Rate | Minimum
Percentage of Impairment Test for Goodwill Assumptions			(46.80%)	(46.80%)
FT Synergy [Member] | Measurement Input, Long-term Revenue Growth Rate | Maximum
Percentage of Impairment Test for Goodwill Assumptions			29.90%	29.90%
FT Synergy [Member] | Measurement Input, Discount Rate
Percentage of Impairment Test for Goodwill Assumptions			21.00%	21.00%